Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	Years Ended June 30,
	2026	2025	2024
	US $	US$	US$
Income tax credit is comprised of the following:
Current	-	-	(19,194)
Total income tax credit	-	-	(19,194)

Schedule of reconciliation provision for income tax and the provision at the singapore statutory rate

A reconciliation between the Company’s actual provision for income tax and the provision computed at the Singapore statutory rate of 17% (the primary tax jurisdiction in which the Group operates and earns substantially all of its revenue) was as follows:

	Years Ended June 30,
	2026	2025	2024
	US$	US$	US$
Loss before tax*	(3,187,380)	(3,383,806)	(15,621,986)

Loss tax expense computed at statutory rate	-17.0%	-17.0%	-17.0%
Reconciling items:
Non-deductible expenses	1.4%	2.9%	22.2%
Income not subject to tax	0.1%	0.0%	(0.1)%
Deferred tax assets not recognised	15.5%	14.1%	(5.2)%
Effective tax rate	0.0%	0.0%	(0.1)%

*	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%